Document and Entity Information	9 Months Ended
Sep. 30, 2023
Document and Entity Information
Document Type	6-K
Entity Registrant Name	FRESENIUS MEDICAL CARE AG & Co. KGaA
Entity Central Index Key	0001333141
Document Period End Date	Sep. 30, 2023
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	Q3